Prepaid Licensing and Royalty Fees - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment losses on prepaid licensing and royalty fees	$ 0	$ 0	$ 0